MFS(R) New Endeavor Fund

                      Supplement to the Current Prospectus

Effective immediately the Portfolio Managers section of the Prospectus is hereby restated as follows:

Portfolio Manager

Information regarding the portfolio manager of the fund is set forth below.

Portfolio Manager                  Primary Role            Since     Title and Five Year History
David E. Sette-Ducati            Portfolio Manager         2001      Senior  Vice  President  of MFS;  employed  in the
                                                                     investment management area of MFS since 1995.


                   The date of this Supplement is May 1, 2005.